CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 250,000	$ 50,682	$ 102,819
Prepaid expenses and deposits	25,000	0	173
Total current assets	275,000	50,682	102,992
Other assets
Patents, net	79,786	68
Total assets	354,786	50,750	102,992
Current liabilities
Accounts payable	60,284	0	4,389
Accrued interest	103	4,142
Accrued Liabilities	177,367	12,539
Advances payable to related party	0	10,662
Total current liabilities	237,754	27,343	4,389
Other liabilities
Convertible Debt	0	210,000
Total liabilities	237,754	237,343
Commitments and contingencies	0	0
Stockholders' equity (deficit)
Preferred stock, $0.001 par value, 20,000,000 shares authorized; none issued and outstanding	0	0	0
Common stock, Class A, $0.001 par value, 500,000,000 shares authorized; 66,008,195 and 56,655,891 shares issued and outstanding, respectively	66,008	56,656	1,443
Common stock, Class B, $0.001 par value, 1,707,093 shares authorized; 1,538,872 and 0 shares issued and outstanding, respectively	1,539	0	1,539
Additional paid-in capital	4,604,676	31,900	269,469
Subscriptions receivable	0	(81,481)
Accumulated deficit	(4,555,191)	(193,668)	(173,848)
Total stockholders' equity (deficit)	117,032	(186,593)	98,603
Total liabilities and stockholders' equity (deficit)	$ 354,786	$ 50,750	$ 102,992